SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accretion of Discount and Other Amortization (Details 1) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Accretion of discount and other amortization:
Accretion of net discount on securities and loans		$ 14,676	$ 5,339
Amortization of deferred financing costs		(768)
Accretion of net discount on securities and loans		$ 13,908	$ 5,339